PROVIDENT INVESTMENT COUNSEL FUNDS
--------------------------------------------------------------------------------
                                                                    May 21, 2003
--------------------------------------------------------------------------------

                                                   SUPPLEMENT DATED MAY 21, 2003
                                               TO PROSPECTUS DATED MARCH 3, 2003


The Balanced Fund A, Growth Fund A, Growth Fund B and Small Company Growth Fund B series of the Trust were terminated on April 29, 2003.

Investors should retain this supplement with the prospectus for future reference. Please call (800) 618-7643 with any questions.

U.S. Bancorp Fund Services, LLC 2020 East Financial Way
Glendora, CA 91741

May 20, 2003


U.S. Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 10549

RE: PIC INVESTMENT TRUST
    FILE NOS. 33-44579 AND 811-6498

Dear Sirs:

Pursuant to Rule 497(e) of the Securities Act of 1933, we hereby electronically file the Supplement Dated May 21, 2003 to Prospectus Dated March 3, 2003.


Sincerely yours,

/s/ Joy Ausili
------------------
Joy Ausili
Fund Administrator